Financial Assets At Fair Value Through Other Comprehensive Income	12 Months Ended
Dec. 31, 2018
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Financial Assets At Fair Value Through Other Comprehensive Income

19. FINANCIAL ASSETS AT FAIR VALUE THROUGH OTHER COMPREHENSIVE INCOME

	Group
	2018 £m	2017 £m
Debt securities(1)	13,229
Loans and advances to customers(2)	73

	13,302

(1)	These debt securities were previously classified as available-for-sale within ‘Financial investments’ under IAS 39. See Note 44.
(2)

These comprise other loans and receivables mainly held within hold to collect and sell business models that were moved from trading assets and loans and advances to customers at amortised cost, to ‘Financial assets at FVOCI’, due to their reclassification to FVOCI on adoption of IFRS 9. See Note 44.

On adoption of IFRS 9, the Santander UK group split the ‘financial investments’ balance sheet line item (Note 20) between ‘other financial assets at amortised cost’ and ‘financial assets at fair value through other comprehensive income’. For more information, see Note 44.

A significant portion of the debt securities are held in our eligible liquidity pool and consist mainly of government bonds and covered bonds. Detailed disclosures can be found in the ‘Liquidity risk’ section of the Risk review.